Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 9 - DERIVATIVE LIABILITIES

The Company identified the conversion features embedded within its convertible debts as financial derivatives. The Company has determined that the embedded conversion option should be accounted for at fair value.

The following schedule shows the change in fair value of the derivative liabilities for the three months ended March 31, 2018:

Derivative liabilities - December 31, 2017	$554,916
Add fair value at the commitment date for convertible notes issued during the current year	-
Less derivatives due to conversion	(286,296)
Fair value mark to market adjustment for derivatives	(243,615)
Derivative liabilities - March 31, 2018	25,005
Less : current portion	(25,005)
Long-term derivative liabilities	$-

The following schedule shows the change in fair value of the derivative liabilities for the year ended December 31, 2017:

Derivative liabilities - December 31, 2016	$-
Add fair value at the commitment date for convertible notes issued during the current year	213,453
Less derivatives due to conversion	(18,800)
Fair value mark to market adjustment for derivatives	360,263
Derivative liabilities - December 31, 2017	554,916
Less : current portion	(554,916)
Long-term derivative liabilities	$-

NOTE 12 - DERIVATIVE LIABILITIES

The Company identified the conversion features embedded within its convertible debts as financial derivatives. The Company has determined that the embedded conversion option should be accounted for at fair value.

The following schedule shows the change in fair value of the derivative liabilities at year end December 31, 2017:

Derivative liabilities - December 31, 2016	$—
Add fair value at the commitment date for convertible notes issued during the current year	213,453
Less derivatives due to conversion	(101,493)
Fair value mark to market adjustment for derivatives	442,957
Derivative liabilities - December 31, 2017	554,917
Less : current portion	(554,917)
Long-term derivative liabilities	$—

The following schedule shows the change in fair value of the derivative liabilities at year end December 31, 2016:

Derivative liabilities - December 31, 2015	$—
Add fair value at the commitment date for convertible notes issued during the current year	270,331
Less derivatives due to conversion	(412,086)
Fair value mark to market adjustment for derivatives	141,755
Derivative liabilities - December 31, 2017	—
Less : current portion	—
Long-term derivative liabilities	$—

The Company recorded the debt discount to the extent of the gross proceeds raised and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note. The Company recorded derivative interest expenses for the year ended December 31, 2017 of $0.

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions during the current quarter:

Assumption	Commitment Date	Remeasurement Date
Expected dividends:	—%	—%
Expected volatility:	134%	130 - 169%
Expected term (years):	0.42	0.15 - 0.36 years
Risk free interest rate:	1.19%	1.25 - 1.39%